Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, which was adopted by the SEC in 2022, the Company is providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and non-PEO named executive officers (“NEOs”) and certain financial performance of the Company for the fiscal years listed below.

	Ronald Glibbery – PEO		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”)(5)	Net Loss (thousands)(6)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)
2025	$499,000	$522,875	$389,000	$408,503	$(97.02)	$(4,753)
2024	$400,000	$356,170	$285,000	$250,459	$(96.03)	$(10,728)
2023	$400,000	$305,875	$290,000	$354,460	$(61.70)	$(16,795)

____________

(1)      Represent the amounts of total compensation reported for our PEO, Ronald Glibbery, during each corresponding year in the “Total” column of the Summary Compensation Table below.

(2)      Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2025	$499,000	$(99,000)	$91,982	$—	$30,893	$—	$522,875
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,170
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875
3)      Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table below. For 2025, this consisted of James Sullivan and Bradley Lynch, for 2024, this consisted of James Sullivan, Bradley Lynch and Mark Lunsford, for 2023, this consisted of James Sullivan and Bradley Lynch (the “Non-PEO NEOs”).

(4)      Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:

Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$389,000	$(99,000)	$91,982	$(1,112)	$30,893	$(3,260)	$408,503
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,459
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460

(5)      TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2025, 2024 or 2023.

(6)      The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

PEO Total Compensation Amount	[1]	$ 499,000	$ 400,000	$ 400,000
PEO Actually Paid Compensation Amount	[2]	$ 522,875	356,170	305,875
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2025	$499,000	$(99,000)	$91,982	$—	$30,893	$—	$522,875
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,170
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875

Non-PEO NEO Average Total Compensation Amount	[3]	$ 389,000	285,000	290,000
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 408,503	250,459	354,460
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$389,000	$(99,000)	$91,982	$(1,112)	$30,893	$(3,260)	$408,503
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,459
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[5]	$ (97.02)	(96.03)	(61.7)
Net Income (Loss)	[6]	$ (4,753,000)	$ (10,728,000)	$ (16,795,000)
PEO Name		Ronald Glibbery	Ronald Glibbery	Ronald Glibbery
Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (99,000)
Non-PEO NEO | Fair Value as of Year-End for Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,982
Non-PEO NEO | Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,112)	(15,228)	16,341
Non-PEO NEO | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		30,893	3,260	25,833
Non-PEO NEO | Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,260)	(22,573)	22,286
Non-PEO NEO | Reported Value of Equity Awards for Non-PEO NEOs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(99,000)
Ronald Glibbery [Member] | Reported Value of Equity Awards for Ronald Glibbery [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		91,982
Ronald Glibbery [Member] | Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,670)	(78,663)
Ronald Glibbery [Member] | Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		30,893	2,177	29,514
Ronald Glibbery [Member] | Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (27,337)	$ (44,976)

[1]	Represent the amounts of total compensation reported for our PEO, Ronald Glibbery, during each corresponding year in the “Total” column of the Summary Compensation Table below.
[2]	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
Year	Summary Compensation Table Total for Ronald Glibbery	Reported Value of Equity Awards for Ronald Glibbery	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year increase or decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Compensation Actually Paid to Ronald Glibbery
2025	$499,000	—	—	$—	$—	$—	$499,000
2024	$400,000	—	—	$(18,670)	$2,177	$(27,337)	$356,170
2023	$400,000	—	—	$(78,663)	$29,514	$(44,976)	$305,875

[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table below. For 2025, this consisted of James Sullivan and Bradley Lynch, for 2024, this consisted of James Sullivan, Bradley Lynch and Mark Lunsford, for 2023, this consisted of James Sullivan and Bradley Lynch (the “Non-PEO NEOs”).
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
Year	Summary Compensation Table Total for Non-PEO NEOs	Reported Value of Equity Awards for Non-PEO NEOs	Fair Value as of Year-End for Awards Granted During the Year	Fair Value Year-over-Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year End for Awards that Vested During the Year	Average Compensation Actually Paid to Non-PEO NEOs
2025	$389,000	—	—	$(1,112)	$—	$(3,260)	$384,628
2024	$285,000	—	—	$(15,228)	$3,260	$(22,573)	$250,459
2023	$290,000	—	—	$16,341	$25,833	$22,286	$354,460

[5]	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in 2025, 2024 or 2023.
[6]	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.